Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Inventory
Raw materials	¥ 2,273,991		¥ 2,245,076
Work in process	141,195		90,035
Finished Goods	4,291,167		2,646,287
Merchandise	626,772		480,174
Less: inventory provision	(245,902)		(183,846)
Total	7,087,223		5,277,726		$ 970,946
Write-downs of inventory	¥ 123,345	$ 16,898	¥ 65,362	¥ 148,729